Summary of Estimated Fair Values of Assets Acquired, Liabilities Assumed and Noncontrolling Interest (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Jul. 20, 2011 Qunar USD ($)	Jul. 20, 2011 Qunar CNY
Business Acquisition [Line Items]
Purchase consideration	$ 191,123	1,190,717	$ 300,280	1,939,569
Net assets acquired, excluding intangible assets and the related deferred tax liabilities	14,621	91,095		115,515
Intangible assets, net	106,640	664,380		711,570
Deferred tax liabilities, noncurrent	(11,592)	(72,222)		(136,856)
Noncontrolling interests	(5,218)	(32,507)		(102,922)
Redeemable noncontrolling interests	(16,067)	(100,101)		(942,004)
Pre-existing equity method investments	(131,290)	(817,951)
Goodwill	$ 234,029	1,458,023		2,294,266